Commitments and Contingencies - Additional Information (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2015
Disclosure Of Commitments And Contingencies [Abstract]
Ongoing litigation claim amount		$ 330,000
Litigation settlement amount to other party	$ 0